EMPLOYEE BENEFITS EXPENSE (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of Attribution of Government Grants by Name [Line Items]
Wages and salaries (Note 14.1)	$ 24,316,116		$ 6,651,138	$ 4,726,926
Share-based compensation (Note 15)	71,081,047		65,248,941	1,421,973
Employee benefits expense	95,397,163		$ 71,900,079	$ 6,148,899
Canada Emergency Wage Subsidy Program [Member]
Disclosure of Attribution of Government Grants by Name [Line Items]
Income from government grants	3,680,007	$ 4,932,324
Reduction of the wages and salaries capitalized	$ 2,455,588	$ 3,291,232